SHARE CAPITAL - Warrants Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of warrants
Outstanding at beginning of year	0	0	4,000
Granted	0	0	0
Exercised	0	0	0
Canceled and forfeited	0	0	(4,000)
Outstanding at end of year	0	0	0
Exercisable at end of year	0	0	0
Weighted average exercise price
Outstanding at beginning of year	$ 0	$ 0	$ 20.00
Granted	0	0	0
Exercised	0	0	0
Canceled and forfeited	0	0	20.00
Outstanding at end of year	0	0	0
Exercisable at end of year	$ 0	$ 0	$ 0